Financial Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instrument Detail [Abstract]
Cash And Loans Advances Maturities Profile [Text Block]
Cash and loans advanced maturity profile

		2010				2009
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year	USD	13	0.20	171	0.19	506	0.29	178	0.13
	ZAR	969	5.58	57	4.64	1,135	7.03	839	6.38
	AUD	42	4.45	25	4.44	-	-	13	3.52
	EUR	-	-	3	1.00	-	-	1	0.50
	CAD	-	-	2	0.20	-	-	1	0.08
	HKD	-	-	-	-	-	-	1	0.01
	BRL	-	-	30	8.90	-	-	152	10.20
	ARS	-	-	2	9.00	-	-	4	10.23
	NAD	102	5.00	207	5.00	-	-	-	-

Borrowing Maturity Profile [Text Block]
Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	5	5.5	1,560	4.9	994	5.7	2,585
ZAR	703	6.4	-	-	20	9.8	237	9.8	960
BRL	3	4.7	5	5.1	2	6.0	-	-	10

Interest Rate Risk [Text Block]
Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings Amount (million)	Effective Rate %	Borrowings amount (million)
	$26	4.7	880	6.0	1,679	4.8	2,585
ZAR	703	6.4	7	9.8	250	9.8	960
BRL	3	4.7	7	5.3	-	-	10

Concentration Risk Disclosure [Text Block]
The combined maximum credit risk exposure of the Company as at December 31, 2010 is as follows.

December 31,
2010
$

Warrants on shares	1
1

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively.

Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2010		December 31, 2009
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	575	575	1,100	1,100
Restricted cash	43	43	65	65
Short-term debt	(135)	(135)	(1,292)	(1,292)
Long-term debt	(1,730)	(2,059)	(667)	(889)
Long-term debt at fair value	(872)	(872)	-	-
Derivatives	(175)	(175)	(2,366)	(2,366)
Marketable equity securities - available for sale	124	124	111	111
Marketable debt securities - held to maturity	13	14	10	10
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	89	89	48	48

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

	December 31, 2010
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Warrants on shares	Current assets - derivatives	-	1	1
Total derivatives		-	1	1

	December 31, 2010
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Option component of convertible bonds	Non-current liabilities - derivatives	-	(176)	(176)
Total derivatives		-	(176)	(176)

	December 31, 2009
	Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

	December 31, 2009
	Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
		$	$	$
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps – Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

At December 31, 2010 the Company had no open derivative positions in its hedge book. The impact of credit risk adjustment totaled $150 million at December 31, 2009.

Schedule Of Nonhedge Derivative Gain Loss Recognized [Text Block]
	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2010

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(377)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(2,573)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(13)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	3
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(15)
			(2,975)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	265
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	1,999
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	13
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	1
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	(5)
			2,272

	Loss on non-hedge derivatives		(703)

(1)	Includes $2,698 million loss related to the final tranche of the accelerated hedge buy-back.

	Non-hedge derivative gain/(loss) recognized

		Year ended December 31, 2009

		Location of gain/(loss) in income statement	$
	Realized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(535)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(144)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	107
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	12
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	16
			(544)	(1)

	Unrealized
	Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(188)
	Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	(648)
	Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	(15)
	Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	(3)
	Interest rate swaps - Gold	Non-hedge derivative gain/(loss) and movement on bonds	(25)
	Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	(33)
	Embedded derivatives	Non-hedge derivative gain/(loss) and movement on bonds	(1)
	Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	5
			(908)

	Loss on non-hedge derivatives		(1,452)

(1)	Includes $797 million related to the accelerated hedge buy-back.

Schedule Of Cash Flow Hedged Derivatives Included In Other Comprehensive Income [Text Block]
Other comprehensive income

	Year ended December 31, 2010

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	-	Product sales	52	(loss) and movement on bonds	-
	-		52		-

Other comprehensive income

	Year ended December 31, 2009

	Cash flow hedges, before tax	Cash flow hedges removed from equity, before tax		Hedge ineffectiveness, before tax
	$		$		$
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements -				Non-hedge derivatives gain/
commodity	(16)	Product sales	137	(loss) and movement on bonds	5
Forward sales agreements -				Non-hedge derivatives gain/
currency	(1)	Depreciation	-	(loss) and movement on bonds	-
	(17)		137		5

	Other comprehensive income

		Accumulated other comprehensive income as of January 1, 2010	Changes in fair value recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2010
		$	$	$	$
	Derivatives designated as
	Gold sales	(52)	-	52	-
	Capital expenditure	(3)	-	-	(3)
	Before tax totals	(55)	-	52	(3)	(1)
	After tax totals	(22)	-	20	(2)

		Accumulated other comprehensive income as of January 1, 2009	Changes in fair value recognized in 2009	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2009
		$	$	$	$
	Derivatives designated as
	Gold sales	(178)	(16)	142	(52)
	Capital expenditure	(2)	(2)	1	(3)
	Before tax totals	(180)	(18)	143	(55)	(1)
	After tax totals	(112)	(13)	103	(22)

(1)	Includes adjustment for cumulative net translation differences of $nil million (2009: $18 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Maturity Profile of derivatives at carrying value
Maturity profile of derivatives, at carrying value

	Total $		2010 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	1		1	-
Amounts maturing between one and two years	-	1	-	-
Amounts maturing between two and five years	(176)		-	(176)
Total	(175)		1	(176)

	Total $	2009 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	(2,195)	330	(2,525)
Amounts maturing between one and two years	5	5	-
Amounts maturing between two and five years	(175)	-	(175)
Amounts to mature thereafter	(1)	-	(1)
Total	(2,366)	335	(2,701)

Schedule Of Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Servicing Liabilities [Text Block]

	2010
	Change in underlying factor (+)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US$)	Spot (+$1)	-	(10)	(10)

Warrants on shares
B2Gold Corporation share price (C$)	Spot (+C$0.25)	-	1	1

	2010
	Change in underlying factor (-)	Cash flow hedge accounted	Non-hedge accounted	Total change in fair value
		$	$	$
Convertible bonds
AngloGold Ashanti Limited share price (US$)	Spot (-$1)	-	9	9

Warrants on shares
B2Gold Corporation share price (C$)	Spot (-C$0.25)	-	-	-

Foreign Exchange Risk [Text Block]

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(19)
BRL denominated (BRL/$)	Spot (+BRL0.25)	(1)

	2010
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	26
BRL denominated (BRL/$)	Spot (-BRL0.25)	1